Segment reporting - Information About Reportable Segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Vessel revenue	$ 540,786,000	$ 915,892,000	$ 704,325,000
Vessel operating costs	(334,840,000)	(333,748,000)	(294,531,000)
Voyage expenses	(3,455,000)	(7,959,000)	(6,160,000)
Charterhire	0	0	4,399,000
Depreciation - owned or finance leased vessels	(197,467,000)	(194,268,000)	(180,052,000)
Depreciation - right of use assets for vessels	(42,786,000)	(51,550,000)	(26,916,000)
Impairment of vessels	0	(14,207,000)	0
Impairment of goodwill		(2,639,000)
General and administrative expenses	(52,746,000)	(66,187,000)	(62,295,000)
Financial expenses	(144,104,000)	(154,971,000)	(186,235,000)
(Loss) / gain on repurchase/exchange of convertible notes	(5,504,000)	1,013,000	0
Financial income	3,623,000	1,249,000	8,182,000
Other income and (expenses), net	2,058,000	1,499,000	(409,000)
Net (loss) / income	(234,435,000)	94,124,000	(48,490,000)
Reportable segments subtotal
Disclosure of operating segments [line items]
Vessel revenue	540,786,000	915,892,000	704,325,000
Vessel operating costs	(334,840,000)	(333,748,000)	(294,531,000)
Voyage expenses	(3,455,000)	(7,959,000)	(6,160,000)
Charterhire			4,399,000
Depreciation - owned or finance leased vessels	(197,467,000)	(194,268,000)	(180,052,000)
Depreciation - right of use assets for vessels	(42,786,000)	(51,550,000)	(26,916,000)
Impairment of vessels		(14,207,000)
Impairment of goodwill		(2,639,000)
General and administrative expenses	(12,820,000)	(13,229,000)	(12,151,000)
Financial expenses	0	0	0
(Loss) / gain on repurchase/exchange of convertible notes	0	0
Financial income	599,000	684,000	948,000
Other income and (expenses), net	0	0	15,000
Net (loss) / income	(49,983,000)	298,976,000	181,079,000
Reportable segments subtotal | LR1
Disclosure of operating segments [line items]
Vessel revenue	47,053,000	87,026,000	67,461,000
Vessel operating costs	(29,883,000)	(30,396,000)	(29,161,000)
Voyage expenses	24,000	(60,000)	(1,628,000)
Charterhire			0
Depreciation - owned or finance leased vessels	(20,970,000)	(20,557,000)	(19,520,000)
Depreciation - right of use assets for vessels	0	0	0
Impairment of vessels		0
Impairment of goodwill		(2,639,000)
General and administrative expenses	(1,158,000)	(1,180,000)	(1,167,000)
Financial expenses	0	0	0
(Loss) / gain on repurchase/exchange of convertible notes	0	0
Financial income	2,000	104,000	360,000
Other income and (expenses), net	0	0	0
Net (loss) / income	(4,932,000)	32,298,000	16,345,000
Reportable segments subtotal | Handymax
Disclosure of operating segments [line items]
Vessel revenue	50,143,000	105,353,000	106,811,000
Vessel operating costs	(38,157,000)	(47,791,000)	(50,750,000)
Voyage expenses	(477,000)	(402,000)	(1,414,000)
Charterhire			4,256,000
Depreciation - owned or finance leased vessels	(21,120,000)	(21,359,000)	(19,119,000)
Depreciation - right of use assets for vessels	(1,773,000)	(12,017,000)	(11,678,000)
Impairment of vessels		0
Impairment of goodwill		0
General and administrative expenses	(1,464,000)	(1,960,000)	(2,192,000)
Financial expenses	0	0	0
(Loss) / gain on repurchase/exchange of convertible notes	0	0
Financial income	0	9,000	18,000
Other income and (expenses), net	0	0	0
Net (loss) / income	(12,848,000)	21,833,000	17,420,000
Reportable segments subtotal | LR2
Disclosure of operating segments [line items]
Vessel revenue	180,912,000	375,594,000	263,818,000
Vessel operating costs	(105,714,000)	(107,710,000)	(97,346,000)
Voyage expenses	(246,000)	(3,479,000)	(530,000)
Charterhire			(271,000)
Depreciation - owned or finance leased vessels	(81,062,000)	(79,208,000)	(73,774,000)
Depreciation - right of use assets for vessels	(8,503,000)	(8,583,000)	(2,266,000)
Impairment of vessels		0
Impairment of goodwill		0
General and administrative expenses	(4,050,000)	(4,029,000)	(3,841,000)
Financial expenses	0	0	0
(Loss) / gain on repurchase/exchange of convertible notes	0	0
Financial income	(5,000)	51,000	32,000
Other income and (expenses), net	0	0	0
Net (loss) / income	(18,668,000)	172,636,000	86,364,000
Reportable segments subtotal | MR
Disclosure of operating segments [line items]
Vessel revenue	262,678,000	347,919,000	266,235,000
Vessel operating costs	(161,086,000)	(147,851,000)	(117,274,000)
Voyage expenses	(2,756,000)	(4,018,000)	(2,588,000)
Charterhire			414,000
Depreciation - owned or finance leased vessels	(74,315,000)	(73,144,000)	(67,639,000)
Depreciation - right of use assets for vessels	(32,510,000)	(30,950,000)	(12,972,000)
Impairment of vessels		(14,207,000)
Impairment of goodwill		0
General and administrative expenses	(6,148,000)	(6,060,000)	(4,951,000)
Financial expenses	0	0	0
(Loss) / gain on repurchase/exchange of convertible notes	0	0
Financial income	602,000	520,000	538,000
Other income and (expenses), net	0	0	15,000
Net (loss) / income	(13,535,000)	72,209,000	60,950,000
Corporate and eliminations
Disclosure of operating segments [line items]
Vessel revenue	0	0	0
Vessel operating costs	0	0	0
Voyage expenses	0	0	0
Charterhire			0
Depreciation - owned or finance leased vessels	0	0	0
Depreciation - right of use assets for vessels	0	0	0
Impairment of vessels		0
Impairment of goodwill		0
General and administrative expenses	(39,926,000)	(52,958,000)	(50,144,000)
Financial expenses	(144,104,000)	(154,971,000)	(186,235,000)
(Loss) / gain on repurchase/exchange of convertible notes	(5,504,000)	1,013,000
Financial income	3,024,000	565,000	7,234,000
Other income and (expenses), net	2,058,000	1,499,000	(424,000)
Net (loss) / income	$ (184,452,000)	$ (204,852,000)	$ (229,569,000)